OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILIATES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Transactions With Affiliates Disclosure [Line Items]
Due from affiliates, current		$ 6		$ 38	[1]
Due to affiliaties, current		(14)		(2)	[2]
Due from affiliaties, noncurrent		186		188	[1]
Parent Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliates, current		62		101	[3]
Due to affiliaties, current		(332)		(338)	[3]
Due from affiliaties, noncurrent		457		174	[3]
San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliates, current		1		1	[4]
Due to affiliaties, current		(55)		(21)	[4]
Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliates, current		48		4	[1]
Due to affiliaties, current		0		(13)	[1]
Due to/from Sempra Energy | San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliaties, current		(34)		(17)
Income taxes due from (to) Sempra Energy	[5]	28		16
Due to/from Sempra Energy | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliates, current		35	[6]	0
Due to affiliaties, current		0		(13)
Income taxes due from (to) Sempra Energy	[5]	$ 1		9
Interest rate on due from affiliate		0.11%
Loan to unconsolidated affiliate, principal		$ 50
Due to/from SDG&E | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliates, current		13		4
Due to/from SoCalGas | San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliaties, current		$ (13)		(4)
Joint venture with PEMEX [Member]
Transactions With Affiliates Disclosure [Line Items]
Interest rate on due from affiliate		4.93%
Pemex Four Year Loan C [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliaties, noncurrent	[7],[8],[9]	$ 8		8
Pemex Three Year Loan A [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliaties, noncurrent	[7],[8],[9]	3	[10]	44
Repayment Of Notes Receivable From Related Parties		41
Pemex Four Year Loan B [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliaties, noncurrent	[7],[8],[9]	34		33
Pemex Four Year Loan A [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliaties, noncurrent	[7],[8],[9]	42		40
ESJ joint venture [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliaties, noncurrent	[7],[11]	$ 24		22
Interest rate on due from affiliate		6.80%
Eletrans [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliaties, noncurrent	[7],[12]	$ 72		41
Interest rate on due from affiliate		4.00%
Sempra Natural Gas Segment [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliaties, noncurrent		$ 3		0
Affiliate of Investee [Member] | San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliaties, current		$ (8)		$ 0

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.
[3]	As adjusted for the retrospective adoption of ASU 2015-03.
[4]	As adjusted for the retrospective adoption of ASU 2015-03.
[5]	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from each company having always filed a separate return.
[6]	Net receivable includes outstanding advances to Sempra Energy of $50 million at December 31, 2015 at an interest rate of 0.11 percent.
[7]	Amounts include principal balances plus accumulated interest outstanding.
[8]	Petróleos Mexicanos (or PEMEX, the Mexican state-owned oil company).
[9]	U.S. dollar-denominated loan, at a variable interest rate based on a 30-day LIBOR plus 450 basis points (4.93 percent at December 31, 2015), to finance the Los Ramones Norte pipeline project.
[10]	In May 2015, $41 million was paid with proceeds from project financing at the affiliate.
[11]	U.S. dollar-denominated loan, at a variable interest rate based on a 30-day LIBOR plus 637.5 basis points (6.80 percent at December 31, 2015), to finance the first phase of the Energía Sierra Juárez wind project.
[12]	U.S. dollar-denominated loan, at a fixed interest rate with no stated maturity date, to provide project financing for the construction of transmission lines at Eletrans S.A., an affiliate of Chilquinta Energía.